PROPERTY AND EQUIPMENT (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
PROPERTY AND EQUIPMENT
Total	¥ 2,255,177	¥ 2,112,156
Accumulated depreciation	(1,077,922)	(991,436)
Property and equipment-net	1,177,255	1,120,720
Depreciation expenses	351,834	341,018	¥ 246,028
Impairment loss on long-lived assets	0	5,144	¥ 0
Selling, general and administrative expenses
PROPERTY AND EQUIPMENT
Impairment loss on long-lived assets		5,144
Leasehold improvements
PROPERTY AND EQUIPMENT
Total	710,576	604,647
Furniture and fixtures
PROPERTY AND EQUIPMENT
Total	140,952	133,207
Computers
PROPERTY AND EQUIPMENT
Total	1,257,079	1,352,862
Assets under capital leases, primarily office equipment
PROPERTY AND EQUIPMENT
Total	131,318	17,471
Motor vehicles and transport equipment
PROPERTY AND EQUIPMENT
Total	11,223	¥ 3,969
Other
PROPERTY AND EQUIPMENT
Total	¥ 4,029